Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Net income (loss)	$ 2,263,079	$ (4,924,432)	$ (10,204,383)	$ (2,760,978)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Gain (loss) from discontinued operations	(132,223)	4,209,173
Gain on disposition of subsidiary	(3,282,804)
Loss from discontinued operations			7,171,771	1,447,705
Gain on sale of property and equipment			(130,748)	(57,603)
Depreciation and amortization	248,179		1,447,077	1,352,872
Stock compensation		436,386	523,936
Loss on extinguishment of debt	(380,247)		382,681
Loss on adjustment shares issued	757,792
Amortization of financing costs	13,769	28,571		5,458
Amortization of original interest discount			100,511
Amortization of operating lease right-of-use assets			79,184	59,077
Forgiveness of debt	(360,302)
Amortization of operating lease right-of-use assets	50,735
Changes in operating assets and liabilities:
Accounts receivable	332,719	102,651	352,490	(41,801)
Inventory	(408,159)	(167,754)	(635,003)	252,348
Prepaid expenses and other assets	(207,471)	(317,461)	(533,745)	(18,794)
Accounts payable and accrued expenses	395,334	421,282	949,154	452,432
Other current liabilities
Operating lease liability	(50,735)		(79,184)	(59,077)
Deferred taxes	(40,000)	(15,000)
Customer deposits	373,505	(43,923)	965,254
Deferred taxes and uncertain tax position			(146,800)	(309,800)
Change on contract liabilities	(17,563)		85,761
Due to related parties	3,570	(82,211)	7,140	7,000
Accrued expense long-term			454,209	453,921
Net cash used in operating activities from continuing operations	(60,575)	(352,718)	789,305	782,760
Net cash provided by (used in) operating activities from discontinued operations	(170,580)	(4,153,478)	3,137,175	(2,706,053)
Net cash provided by (used in) operating activities	(231,155)	(4,506,196)	3,926,480	(1,923,293)
INVESTING ACTIVITIES
Net cash acquired in (paid for) acquisitions	(5,455,476)	1,268,285
Proceeds from sale of subsidiary	325,000
Cash acquired in acquisitions			1,409,936
Investment in certificates of deposits			(276,270)
Proceeds from the sale of property and equipment	675,000	31,500	209,500	143,711
Purchase of property and equipment	(208,776)		(159,234)	(188,832)
Net cash provided by (used in) investing activities from continuing operations	(5,339,252)	1,268,285	1,183,932	(45,121)
Net cash provided by (used in) investing activities from discontinued operations	644,303	(14,504)	(51,059)	(2,200)
Net cash provided by (used in) investing activities	(4,694,949)	1,253,781	1,132,873	(47,321)
FINANCING ACTIVITIES
Repayments of short-term borrowings				(98,519)
Proceeds from notes payable	3,673,405		969,697	27,000
Repayment of notes payable	(358,922)	(686,954)	(1,512,684)	(304,052)
Repayment of floor plan			(10,581)
Proceeds (repayment) of grid note			(62,500)	2,400
Proceeds from short term borrowings		475,000
Net borrowings from lines of credit	745,228	(93,197)	301,081
Proceeds from exercise of stock options and warrants			212,500
Payment to sellers – Kyle’s and Wolo	(1,031,821)		(4,356,162)
Proceeds from issuance of preferred shares, net of costs	3,000,000		4,921,315
Preferred dividends	(365,658)
Financing fees	(165,230)		(113,831)
Proceeds from vehicle loan			21,968
Repayment of financing lease		(137,389)	(721,151)	(524,058)
Net cash provided by (used in) financing activities from continuing operations	5,497,002	(305,151)	(350,348)	(897,229)
Net cash used in financing activities from discontinued operations	(208,693)	(472,158)	4,981,959	2,772,723
Net cash provided by (used in) financing activities	5,288,309	(777,309)	4,631,611	1,875,494
NET CHANGE IN CASH AND RESTRICTED CASH – Continuing Operations	97,175	610,416	1,622,889	(159,590)
NET CHANGE IN CASH AND RESTRICTED CASH – Discontinuing Operations	265,030	(4,640,140)	8,068,075	64,470
CASH AND RESTRICTED CASH AVAILABLE – Discontinuing Operations	(265,030)	4,640,140	(8,068,075)	(64,470)
CASH AND RESTRICTED CASH – Continuing Operations
Beginning of period	1,797,179	174,290	174,290	333,880
End of period			1,797,179	174,290
CASH AND RESTRICTED CASH – Continuing Operations
Beginning of period	1,380,349
End of period	$ 1,477,524	$ 610,416	$ 1,380,349